Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2018
Investments in associates and joint ventures [Abstract]
Investments in associates and joint ventures

11.         Investments in associates and joint ventures

Jointly controlled

Banco Santander considers investments classified as jointly controlled when they possess a shareholders' agreement, which sets that the strategic, financial and operating decisions requires the unanimous consent of all investors.

Significant Influence

Associates are entities over which the Bank is in a position to exercise significant influence (significant influence is the power to participate in the financial and operating  decisions of the investee)  but it does not control or has joint control over the investee.

a) Breakdown

				Participation %
Jointly Controlled by Banco Santander	Activity	Country	2018	2017	2016
Banco RCI Brasil S.A.	Bank	Brazil	39.89%	39.89%	39.89%
Norchem Participações e Consultoria S.A.(1)	Other Activities	Brazil	50.00%	50.00%	50.00%
Cibrasec - Companhia Brasileira de Securitização (1) (3) (8) (14)	Securitization	Brazil	9.72%	9.72%	9.72%
Estruturadora Brasileira de Projetos S.A. - EBP (1) (8) (10)	Other Activities	Brazil	11.11%	11.11%	11.11%
Gestora de Inteligência de Crédito (4)(9)(11)	Credit Bureau	Brazil	20.00%	20.00%	20.00%
Campo Grande Empreendimentos (15)	Other Activities	Brazil	25.32%	25.32%	25.32%
Banco Hyundai Capital Brasil S.A. (formerly named BHJV Assessoria e Consultoria Empresarial Ltda.) (16)	Bank	Brazil	50.00%	-	-
Santander Auto S.A. (17)	Other Activities	Brazil	50.00%	-	-
Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações S.A.)
Webmotors S.A. (6) (7)(11)	Other Activities	Brazil	70.00%	70.00%	70.00%
Tecnologia Bancária S.A. - TECBAN (1)	Other Activities	Brazil	19.81%	19.81%	19.81%
PSA Corretora de Seguros e Serviços Ltda. (5)(12)(13)	Insurance Broker	Brazil	50.00%	50.00%	50.00%

Significant Influence of Banco Santander
Norchem Holding e Negócios S.A. (1)	Other Activities	Brazil	21.75%	21.75%	21.75%

	Investments
	2018	2017	2016
Jointly Controlled by Banco Santander	613,366	495,264	578,761
Banco RCI Brasil S.A.	458,292	427,801	538,756
Norchem Participações e Consultoria S.A.	26,105	25,550	26,302
Cibrasec - Companhia Brasileira de Securitização	7,298	7,438	7,435
Estruturadora Brasileira de Projetos S.A. - EBP	3,690	4,707	6,268
Gestora de Inteligência de Crédito	59,098	29,513	-
Campo Grande Empreendimentos	255	255	-
Banco Hyundai Capital Brasil S.A. (former named BHJV Assessoria e Consultoria Empresarial Ltda.)	51,073	-	-
Santander Auto S.A.	7,555	-	-

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	419,016	350,440	390,336
Webmotors S.A.	273,721	197,930	246,965
Tecnologia Bancária S.A. - TECBAN	144,090	151,019	142,713
PSA Corretora de Seguros e Serviços Ltda.	1,205	1,491	658

Significant Influence of Banco Santander	20,933	20,860	20,980
Norchem Holding e Negócios S.A.	20,933	20,860	20,980
Total	1,053,315	866,564	990,077

		Results of Investments
	1/01 to 12/31/2018	1/01 to 12/31/2017	1/01 to 12/31/2016
Jointly Controlled by Banco Santander	41,212	39,904	16,748
Banco RCI Brasil S.A.	46,244	44,384	14,175
Norchem Participações e Consultoria S.A.	1,120	1,333	2,637
Cibrasec - Companhia Brasileira de Securitização	193	389	366
Estruturadora Brasileira de Projetos S.A. - EBP	(1,017)	(1,560)	(430)
Gestora de Inteligência de Crédito	(6,466)	(4,642)	-
Banco Hyundai Capital Brasil S.A. (former named BHJV Assessoria e Consultoria Empresarial Ltda.)	1,083	-	-
Santander Auto S.A.	55	-	-

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	24,161	30,430	29,538
Webmotors S.A.	30,626	21,290	23,019
Tecnologia Bancária S.A. - TECBAN	(6,929)	8,307	5,971
PSA Corretora de Seguros e Serviços Ltda.	464	833	548

Jointly Controlled by Getnet S.A.	-	-	(225)
iZettle do Brasil Meios de Pagamento S.A.	-	-	(225)

Significant Influence of Banco Santander	585	1,217	1,476
Norchem Holding e Negócios S.A.	585	1,217	1,476
Total	65,958	71,551	47,537

			2018
	Total assets	Total liabilities	Total Income (11)
Jointly Controlled by Banco Santander	10,500,055	8,755,688	80,954
Banco RCI Brasil S.A.	9,849,508	8,679,715	115,928
Norchem Participações e Consultoria S.A.	79,633	27,423	2,240
Cibrasec - Companhia Brasileira de Securitização	80,300	3,893	1,989
Estruturadora Brasileira de Projetos S.A. - EBP	33,389	176	(9,151)
Gestora de Inteligência de Crédito	338,382	42,894	(32,328)
Banco Hyundai Capital Brasil S.A. (former named BHJV Assessoria e Consultoria Empresarial Ltda.)	103,703	1,557	2,166
Santander Auto S.A.	15,140	30	110

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	2,463,262	1,573,082	9,703
Webmotors S.A.	221,313	60,905	43,751
Tecnologia Bancária S.A. - TECBAN	2,238,156	1,510,794	(34,976)
PSA Corretora de Seguros e Serviços Ltda.	3,793	1,383	928

Significant Influence of Banco Santander	123,959	27,714	2,690
Norchem Holding e Negócios S.A.	123,959	27,714	2,690
Total	13,087,276	10,356,484	93,347

			2017
	Total assets	Total liabilities	Total Income (11)
Jointly Controlled by Banco Santander	9,432,738	8,043,604	43,866
Banco RCI Brasil S.A.	9,057,261	7,985,647	74,452
Norchem Participações e Consultoria S.A.	78,674	27,574	2,665
Cibrasec - Companhia Brasileira de Securitização	86,378	9,884	4,000
Estruturadora Brasileira de Projetos S.A. - EBP	42,627	264	(14,040)
Gestora de Inteligência de Crédito	167,798	20,235	(23,211)

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	1,967,989	1,077,782	74,861
Webmotors S.A.	490,458	50,413	31,264
Tecnologia Bancária S.A. - TECBAN	1,472,774	1,025,593	41,932
PSA Corretora de Seguros e Serviços Ltda.	4,757	1,776	1,665

Significant Influence of Banco Santander	122,176	26,267	5,597
Norchem Holding e Negócios S.A.	122,176	26,267	5,597
Total	11,522,903	9,147,653	124,324

			2016
	Total assets	Total liabilities	Total Income (11)
Jointly Controlled by Banco Santander	8,831,611	7,318,656	89,544
Banco RCI Brasil S.A.	8,603,844	7,276,320	79,223
Norchem Participações e Consultoria S.A.	78,833	26,228	5,274
Cibrasec - Companhia Brasileira de Securitização	91,083	14,659	7,011
Estruturadora Brasileira de Projetos S.A. - EBP	57,851	1,449	(1,964)

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	1,459,826	943,028	58,595
Webmotors S.A.	145,499	35,231	29,934
Tecnologia Bancária S.A. - TECBAN	1,310,945	905,731	27,568
PSA Corretora de Seguros e Serviços Ltda.	3,382	2,066	1,093

Significant Influence of Banco Santander	127,598	31,136	6,792
Norchem Holding e Negócios S.A.	127,598	31,136	6,792
Total	10,419,035	8,292,820	154,931

b) Changes

The changes in the balance of this item were as follows:

	2018	2017	2016
Jointly Controlled by Banco Santander
Balance at beginning of year	845,704	969,097	1,041,239
Additions / disposals (net) due to change in the scope of consolidation	-	-	(2,926)
Additions /disposals (2) (5)	119,557	34,154	3,105
Capital reduction (6)	36,051	-	(76,860)
Share of results of entities accounted for using the equity method	65,373	70,334	46,061
Dividends proposed/received	(35,351)	(200,620)	(39,424)
Others	1,048	(27,261)	(2,098)
Balance at end of year	1,032,382	845,704	969,097

Significant Influence of Banco Santander
Balance at beginning of year	20,860	20,980	19,504
Share of results of entities accounted for using the equity method	585	1,217	1,476
Dividends proposed/received	(512)	(1,337)	-
Balance at end of year	20,933	20,860	20,980

(1) Companies with a delay of one month for the equity calculation. To register the equity income it was used on 12/31/2018 the position of 11/30/2018.

(2) In June 2016 the interest held in iZetlle do Brasil S.A was sold.

(3) At the ESM held on April 29, 2016 was approved the reform in the distribution structure of the capital of Cibrasec through the creation of preferred shares issued by the Company with voting rights and the share conversion of the common shares of Company into preferred shares, this reform was ratified at the ESM held on May 30, 2016. Banco Santander became part of their ordinary shares held in the capital of Cibrasec, the corresponding amount to 5,000 (five thousand) common shares issued by Cibrasec 50 (fifty) preferred shares in the proportion of 100 (one hundred) common shares for each one (1) preferred share, and still held 4,000 (four thousand) common shares in the capital of Cibrasec. Each preferred share entitles the holder the right to 100 (one hundred) times the right to dividends of the common shares, so that the economic rights were maintained, however, the conversion resulted in reduction in the percentage shareholding in Cibrasec.

(4) Company incorporated in April 2017 and is in the pre-operational phase. Pursuant to the shareholders' agreement, control is shared between shareholders who hold 20% of their capital stock each. At the Extraordinary General Meeting held on July 6, 2017, the capital increase of Gestora de Crédito was approved in the total amount of R$65,822, so that the capital stock increased from R$1 to R$65,823, through the issue of 6,582,200 (six million, five hundred and eighty-two thousand and two hundred) new shares, of which 3,291,100 (three million, two hundred and ninety-one thousand and one hundred), 1,316,440 (one million, three hundred and sixteen thousand, four hundred and forty) preferred shares Class A  and 1,316,440 (one million, three hundred and sixteen thousand, four hundred and forty) preferred shares Class B and 658,220 (six hundred and fifty eight thousand, two hundred and twenty) class C preferred shares, with no par value, at the issue price of R$10.00, corresponding to the equity value of the shares. The shares issued in the capital increase were fully subscribed on the same date by the shareholders in the proportion of 20% of their capital stock each.

(5)  In 2017 refers to the incorporation of Gestora de Inteligência de Crédito - partnership between Banco Santander and other banks from brazilian market (according to note 3.d) and in 2016 refers to the acquisition agreement of part of the financial operations from the Group PSA in Brazil and the consequent creation of a Joint Venture.

(6) At the ESM realized in September 26, 2016, was approved the reduction of the capital of Webmotors S.A. without cancellation of shares in the amount of R$109,800 to be considered excessive to maintain its activities, and the capital of R$194,580 to R$84,780.

(7) On December 30, 2016, at the EGM of Webmotors S.A., the merger and the Private Instrument of Protocol and Justification of Incorporation of Virtual Motors by Webmotors S.A. were approved, so that Webmotors S.A. received, for its accounting value, based on the balance sheet drawn up on November 30, 2016, all of the assets, rights and obligations of Virtual Motors, with the extinction of Virtual Motors that will be succeeded by Webmotors S.A. in all its rights and obligations.

(8) Although the participations was less than 20%, the Bank exercises control over the entity together with other major stockholders' through a stockholders' agreement where no business decision can be taken by a single shareholder.

(9) At the EGM held in October 5, 2017, it was approved the share capital increase of the Gestora de Crédito in the amount of R$285,205, that way its share capital increased from R$65,823 to R$351,028, through the issuance of 29,013,700 new shares, being 14,506,850 as ordinary shares, 5,802,740 preferred shares Class A, 5,802,740 preferred shares Class B, and 2,901,370 preferred shares Class C, without par value, at the issuance price of R$ 9,83 per share. It was also approved by unanimous decision the payment timetable of the new shares issuance made by the Management of Gestora de Crédito. That way, the share capital increase was fully subscribed at the same day by the shareholders in the proportion of 20% of each interest which were partially paid.

(10) According to its Bylaws, EBP was formed in order to carry out projects to contribute for the brazilian economic and social development for the period of 10 years. After the conclusion of the timetable set EPB closes its activities this year of 2018. The dissolution of its rights and liquidation were aproved in the EGM held on january 29, 2018.

(11) Although participation exceeds 50%, in accordance with the shareholders' agreement, the control is shared by  Santander Corretora de Seguros (Current corporate name of Santander Participações S.A.),  and Carsales.com.  Investments PTY LTD (Carsales), shareholder based in Australia.

(12) Pursuant to the shareholders' agreement, the control is shared by Santander Corretora de Seguros (current corporate name of Santander Participações SA) and PSA Services LTD.

(13) In December 2017, according to the contractual change, the PSA Corretora de Seguros shareholders decided to increase its share capital in R$401, that way the share capital increased from R$ 500 to R$901, through the issuance of 400,532 new shares, which each new share has the value of R$1. The new shares issued were subscribed and paid at the same date, in local currency, according to the proportion of each shareholder equivalent to 50% to the company´s share capital, that is, 200.266 shares.
(14) The Bank has a participation of less than 20%, and there is no control block in the company, and business decisions are taken jointly by the stockholders.

(15) Participation resulting from the credit recovery from the Banco Comercial and Investimentos Sudameris S.A. incorporated in 2009 by Banco ABN AMRO Real S.A., which in the same year was incorporated into the Banco Santander (Brasil) S.A., one of the Company partner. The partners are conducting the procedures for extinction of the company, whose depends on the sale of a property. Once it has been sold, the liquidation of the company and each partner will receive its share of the equity.

(16) Company incorporated on December 13, 2018, upon transformation of BHJV Assessoria e Consultoria em Gestão Empresarial Ltda. Aymoré CFI, a wholly-owned subsidiary of Banco Santander, holds the company's operational control. (Note 3.i).

(17) Insurance company incorporated on October 9, 2018, through transformation of the corporate vehicle L.G.J.S.P.E. Empreendimentos e Participações S.A., submitted to Susep to obtain authorization to operate. In accordance with the shareholders' agreement, the control is shared by Sancap and HDI Seguros S.A., (Note 3.g).

(*) The Bank does not have collateral with associates and joint ventures.

(**) The Bank does not have contingent liabilities with significant risk of loss as possible related to investments in affiliates with joint control and significant influence.

(***) As of December 31, 2018, 2017 and 2016, the balances of Assets, Liabilities and Profit refer to 100% of the company balance sheet. There is no balance for the caption "Other Comprehensive Income" in these companies, except for the RCI Bank which recorded R$30,358 (2017- R$40,671 and 2016 - R$5,621).

c) Impairment losses

No impairment losses were recognized on investments in associates and joint ventures in 2018, 2017 and 2016.

d) Other information

Details of the principal jointly controlled entities:

Banco RCI Brasil S.A.: A company incorporated in the form of corporation headquartered in Parana which is primarily engaged in the practice of leasing, credit operations, financing and investment, in order to sustain the growth of automotive brands Renault and Nissan in the Brazilian market by providing credit and leasing operations to the final client. It is a financial institution that is part of the RCI Banque Group and the Santander Group, with operations conducted as part of a set of institutions that operate in the financial market. According to the Shareholders' Agreement, the key decisions that impact this partnership are taken jointly between Banco Santander and other controllers. On July 21, 2015 the Company's transformation into a Multiple Bank was approved, with investment portfolios, leasing and credit, financing and investment and also the change of company name of Companhia de Arrendamento Mercantil RCI Brasil to Banco RCI Brasil S.A. This process was approved by Bacen on October 28, 2015. On January 29, 2016, the Companhia de Crédito, Financiamento e Investimento RCI Brasil was merged into its subsidiary Banco RCI Brasil S.A., with this process the interest previously held by RCI Brasil was transferred to Banco Santander.

Webmotors S.A.: A company incorporated in the form of private limited company with headquarters in São Paulo which is engaged in the design, implementation and / or availability of electronic catalogs, space, products, services or means of marketing products and / or services related to the automotive industry, on the Internet or other means related to e-commerce activities and other Internet uses or applications, as well as the participation in capital in other companies and the management of related business. It is a company of the Economic Conglomerate - Financial Santander (Santander Group) and Carsales.com Investments PTY LTD (Carsales), which its operations are conducted as part of a group of institutions that operate jointly. According to the Shareholders' Agreement, the key decisions that impact this partnership are taken jointly between Banco Santander and other controllers.

		2018		2017		2016
	Banco RCI Brasil	Webmotors	Banco RCI Brasil	Webmotors	Banco RCI Brasil	Webmotors
Current assets	9,849,508	221,313	9,057,261	490,458	8,603,844	145,499
Current liabilities	8,679,715	60,905	7,985,647	50,413	7,276,320	35,231
Cash and cash equivalents	37,115	1,034	47,782	1,989	23,612	1,663
Depreciation and amortization	(977)	(7,423)	(1,600)	16,353	(911)	(12,295)
Revenue	1,316,687	167,881	1,315,695	127,064	1,575,550	135,242
Interest income	1,290,703	4,134	1,294,119	7,178	1,368,643	28,047
Interest expense	(575,944)	-	(626,654)	-	(903,061)	-
Tax Income / (expense)	(147,266)	(16,013)	(122,544)	(12,568)	(3,326)	(13,370)
Current financial liabilities (excluding trade and other payables and provisions)	3,130,908	49,709	3,897,010	33,320	3,629,575	31,707
Non-current financial liabilities (excluding trade and other payables and provisions)	4,813,909	5,458	4,058,986	3,247	3,646,745	1,736